Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2020
Cash Equivalents And Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4 - CASH, CASH EQUIVALENTS AND RESTRICTED CASH:

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the consolidated balance sheet that sum to the same total amount as shown in the consolidated statement of cash flows.

	December 31,
	2020	2019
	(U.S. Dollars in thousands)
Cash and cash equivalents	213,468	8,072
Restricted bank deposit	316	145
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	213,784	8,217